Statement to Securityholder

Ally Auto Receivables Trust 2014-3

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2014-3

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	12/17/2014

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2014-3

5. Collateral Summary	Collection Period, Begin:	9/1/2017

	Collection Period, End:	9/30/2017

6. Charge-Off and Delinquency Rates	Determination Date:	10/10/2017

7. Credit Instruments	Distribution Date:	10/16/2017

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

Statement to Securityholder

Ally Auto Receivables Trust 2014-3
1. Distribution Summary

Class	CUSIP/ CUSIP-RegS	Initial Note Principal Balance	Beginning Note Principal Balance	Note Rate	Principal Distribution	Interest Distribution	Pass Through Distribution	Total Distribution (3) + (4) + (5) = (6)	Principal Carryover Shortfall	Interest Carryover Shortfall	Ending Note Principal Balance (1) - (3) - (7) = (9)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
A-1	02006VAA9	215,000,000.00	0.00	0.27000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-2	02006VAB7	310,000,000.00	0.00	0.81000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-3	02006VAC5	334,000,000.00	74,953,418.53	1.28000000	13,966,762.77	79,950.31	N/A	14,046,713.08	0.00	0.00	60,986,655.76
A-4	02006VAD3	98,830,000.00	98,830,000.00	1.72000000	0.00	141,656.33	N/A	141,656.33	0.00	0.00	98,830,000.00
B	02006VAE1	21,300,000.00	21,300,000.00	2.04000000	0.00	36,210.00	N/A	36,210.00	0.00	0.00	21,300,000.00
C	02006VAF8	17,550,000.00	17,550,000.00	2.14000000	0.00	31,297.50	N/A	31,297.50	0.00	0.00	17,550,000.00
D	02006VAG6	16,430,000.00	16,430,000.00	2.88000000	0.00	39,432.00	N/A	39,432.00	0.00	0.00	16,430,000.00
Certificates	02006V101/U0201V105	N/A	N/A	N/A	N/A	N/A	126,504.56	126,504.56	N/A	N/A	N/A
	Deal Totals	1,013,110,000.00	229,063,418.53		13,966,762.77	328,546.14	126,504.56	14,421,813.47	0.00	0.00	215,096,655.76

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	224.41143272	41.81665500	0.23937219	42.05602719	0.00000000	182.59477772
A-4	1,000.00000000	0.00000000	1.43333330	1.43333330	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.70000000	1.70000000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.78333333	1.78333333	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.40000000	2.40000000	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	226.09925727
Ending Aggregate Note Pool Factor:	212.31322932

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2014-3
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	9/15/2017	10/15/2017	Actual/360	N/A	N/A	0.27000000	0.27000000	0.00
A-2	0.00	9/15/2017	10/15/2017	30/360	N/A	N/A	0.81000000	0.81000000	0.00
A-3	74,953,418.53	9/15/2017	10/15/2017	30/360	N/A	N/A	1.28000000	1.28000000	79,950.31
A-4	98,830,000.00	9/15/2017	10/15/2017	30/360	N/A	N/A	1.72000000	1.72000000	141,656.33
B	21,300,000.00	9/15/2017	10/15/2017	30/360	N/A	N/A	2.04000000	2.04000000	36,210.00
C	17,550,000.00	9/15/2017	10/15/2017	30/360	N/A	N/A	2.14000000	2.14000000	31,297.50
D	16,430,000.00	9/15/2017	10/15/2017	30/360	N/A	N/A	2.88000000	2.88000000	39,432.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	79,950.31	0.00	79,950.31	0.00
A-4	0.00	141,656.33	0.00	141,656.33	0.00
B	0.00	36,210.00	0.00	36,210.00	0.00
C	0.00	31,297.50	0.00	31,297.50	0.00
D	0.00	39,432.00	0.00	39,432.00	0.00
Deal Totals	0.00	328,546.14	0.00	328,546.14	0.00

Statement to Securityholder

 Ally Auto Receivables Trust 2014-3
4. Collections and Distributions

Collections
Receipts During the Period	14,223,252.20
Administrative Purchase Payments	57,853.22
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	342,675.05
Other Fees or Expenses Paid	0.00
Total Collections	14,623,780.47

Beginning Reserve Account Balance	2,536,664.49
Total Available Amount	17,160,444.96

Distributions
Total Available Amount	17,160,444.96
Basic Servicing Fee	200,467.00
Aggregate Class A Interest Distributable Amount	221,606.64
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	36,210.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	31,297.50
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	39,432.00
Fourth Priority Principal Distributable Amount	3,820,104.80
Reserve Account Deposit	2,536,664.49
Noteholders' Regular Principal Distributable Amount	10,146,657.97
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee and Administrator	1,500.00
Excess Total Available Amount to the Certificateholders	126,504.56

Supplemental Servicing Fees	29,206.60
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	10,500.00

Statement to Securityholder

Ally Auto Receivables Trust 2014-3
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	45,620	22,893	22,264
Deal Totals	Aggregate Receivables Principal Balance	1,014,665,797.37	239,210,076.50	225,243,313.73
	Aggregate Amount Financed	1,025,037,244.33	240,560,398.52	226,481,442.49

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	3.87000000	3.87955121	3.88247460	66.65	67.94	68.01	57.59	28.84	28.03

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.14%	1.03%	0.96%	1.35%	1.26%	1.08%	1.45%	1.34%	1.27%	1.39%	1.29%	1.23%	1.34%	1.18%	1.38%	1.33%	1.23%	1.35%	1.35%	1.30%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.40%	1.28%	1.17%	1.21%	1.18%	1.18%	1.15%	1.33%	1.05%	1.22%	1.19%	1.16%	1.20%	1.12%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2014-3

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	233,520,920.51	35	192,263.32	5,493.24	0.9880%	22,264	65	0.2920%
Preceding	248,169,254.29	17	122,116.92	7,183.35	0.5905%	22,893	75	0.3276%
Next Preceding	263,449,265.90	23	104,010.97	4,522.22	0.4738%	23,627	71	0.3005%
Third Preceding	279,157,566.30	26	125,190.62	4,815.02	0.5382%	Three Month Average		0.3067%
Four Month Average					0.6476%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance	Percent
	Financed	Charge-Offs		Stratification			Delinquent
Totals	1,025,037,244.33	5,768,307.74	0.5627%	31 - 60 days	321	4,000,072.54	1.7662%
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	51	666,766.97	0.2944%
with the prospectus for Ally Auto Receivables Trust 2014-3 related to delinquencies,				91 - 120 days	14	185,327.07	0.0818%
charge-offs or uncollectible accounts.				>120 Days	0	0.00	0.0000%

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	232	2,572,711.42
				Current Period	31	399,919.14
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	18	99,732.93
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	245	2,872,897.63
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2014-3

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	2,536,664.49	2,536,664.49	0.00	0.00	0.00	2,536,664.49	2,536,664.49

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	1,555,797.37
Current Overcollateralization	10,146,657.97
Overcollateralization Target	10,146,657.97

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2014-3. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2014-3 will perform in the future.